Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,291,919	$ 1,104,601
Loss from operations	(1,291,919)	(1,104,601)
Other income (expense)
Unrealized gain on investments held in Trust Account	79,847	171,366
Financing costs – derivative warrant liabilities		(1,289,200)
Change in fair value of derivative warrant liabilities	41,818,550	(61,680,150)
Total other income (expense)	41,898,397	(62,797,984)
Net loss	$ 40,606,478	$ (63,902,585)
Class A Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding	69,000,000	69,000,000
Basic and diluted net income per ordinary share	$ 0
Class B Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000
Basic and diluted net income per ordinary share	$ 2.35	$ (3.70)